Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Allowance for doubtful accounts		$ (83)	$ 0
Accounts receivable, net	$ 33	5	78
Major Customer [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		83	77
Direct-to-consumer [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 5	$ 1